Quarterly Financial Data (Unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data (Unaudited)
Total revenue	$ 3,719,415	$ 3,668,205	$ 3,624,548	$ 3,724,434	$ 3,621,062	$ 3,583,266	$ 3,585,372	$ 3,598,565	$ 3,510,210	$ 7,391,569	$ 7,345,496	$ 14,638,249	$ 14,277,413	$ 13,695,612
Operating income (loss)	612,686	532,327	461,038	553,024	506,289	602,406	420,459	497,196	508,270	1,184,351	1,059,313	2,052,678	2,028,331	2,127,546
Net income (loss) attributable to DISH DBS	$ 263,394	$ 207,936	$ 172,154	$ 212,113	$ 187,932	$ 289,206	$ 155,041	$ 190,486	$ 190,152	$ 525,628	$ 400,045	$ 780,135	$ 824,885	$ 825,022